Property, plant and equipment - Summary of Property Plant And Equipment (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	£ 73.5
Ending balance		80.5	£ 73.5	[1]
Assets under construction		7.9	3.2
Laboratory equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		15.3
Ending balance		17.4	15.3
Assets under construction		0.0	0.0
Office fixtures, fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7.0
Ending balance		6.3	7.0
Assets under construction		0.0	0.0
Cell line assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7.3
Ending balance		8.0	7.3
Assets under construction		0.8	2.3
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		43.9
Ending balance		48.8	43.9
Assets under construction		7.1	0.9
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		112.3	78.7
Additions		18.2	34.5
Transfer to asset held for sale		(1.3)
Disposals		(0.3)	(3.1)
Transfers		0.0
Exchange differences		6.9	1.4
Acquisitions			0.8
Ending balance		135.8	112.3
Gross carrying amount [member] | Laboratory equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		36.1	29.8
Additions		8.0	5.9
Transfer to asset held for sale		(1.3)
Disposals		(0.2)	(1.1)
Transfers		0.3
Exchange differences		2.3	0.7
Acquisitions			0.8
Ending balance		45.2	36.1
Gross carrying amount [member] | Office fixtures, fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		18.5	15.0
Additions		1.4	5.3
Transfer to asset held for sale		0.0
Disposals		(0.1)	(2.0)
Transfers		(0.3)
Exchange differences		1.3	0.2
Acquisitions			0.0
Ending balance		20.8	18.5
Gross carrying amount [member] | Cell line assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8.5	6.2
Additions		1.9	2.3
Transfer to asset held for sale		0.0
Disposals		0.0	0.0
Transfers		0.0
Exchange differences		0.0	0.0
Acquisitions			0.0
Ending balance		10.4	8.5
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		49.2	27.7
Additions		6.9	21.0
Transfer to asset held for sale		0.0
Disposals		0.0	0.0
Transfers		0.0
Exchange differences		3.3	0.5
Acquisitions			0.0
Ending balance		59.4	49.2
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		38.8	30.2
Transfer to asset held for sale		(0.8)
Disposals		(0.3)	(2.6)
Transfers		0.0
Exchange differences		2.6	0.2
Charge for the year		15.0	11.0
Ending balance		55.3	38.8
Accumulated depreciation [member] | Laboratory equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		20.8	17.3
Transfer to asset held for sale		(0.8)
Disposals		(0.2)	(1.1)
Transfers		0.3
Exchange differences		1.5	0.3
Charge for the year		6.2	4.3
Ending balance		27.8	20.8
Accumulated depreciation [member] | Office fixtures, fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		11.5	10.1
Transfer to asset held for sale		0.0
Disposals		(0.1)	(1.5)
Transfers		(0.3)
Exchange differences		1.0	0.1
Charge for the year		2.4	2.8
Ending balance		14.5	11.5
Accumulated depreciation [member] | Cell line assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1.2	0.6
Transfer to asset held for sale		0.0
Disposals		0.0	0.0
Transfers		0.0
Exchange differences		0.0	0.0
Charge for the year		1.2	0.6
Ending balance		2.4	1.2
Accumulated depreciation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5.3	2.2
Transfer to asset held for sale		0.0
Disposals		0.0	0.0
Transfers		0.0
Exchange differences		0.1	(0.2)
Charge for the year		5.2	3.3
Ending balance		£ 10.6	£ 5.3

[1]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.